Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Summary of Other Current Assets
Other current assets consist of the following (in thousands):

	December 31,
	2023	2022
Deferred Partner costs	$36,169	$31,270
Deposits	6,788	4,527
Accounts receivable, net	1,270	866
Other	1,696	2,585

Total other current assets	$45,923	$39,248